Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

Series B Warrant exercises

Subsequent to September 30, 2013, the Company received net proceeds of an additional $2.1 million upon the exercise of 15,054,822 of the Series B Warrants issued in July 2013 for 15,054,822 additional Units, but prior to the expiration of the Series B Warrants on October 24, 3013. The total additional Units consisted of 15,054,822 shares of common stock and 15,054,822 Series A Warrants. Of the subsequent exercises, Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer, exercised 2,754,821 Series B Warrants, and Ruslan Semechkin, the Company’s Chief Scientific Officer, exercised 667,667 Series B Warrants for an aggregate price of $497,000.

Series B Price adjustment

The Series B Warrants were subject to an exercise price adjustment on the 60th trading day following issuance in July 2013. On October 17, 2013, the adjustment date, the adjusted exercise price was calculated at a 20% discount to the closing bid price on the adjustment date. The closing bid price on the adjustment date was $0.1815 per share, which resulted in an adjusted exercise price of $0.1452 per Unit. This adjusted exercise price was retroactively applied to all exercises from the period of October 10th through to the expiration date of October 24th. Of the 15,054,822 Series B Warrants exercised subsequent to September 30, 2013, there were 12,304,822 subject to the adjusted exercise price of $0.1452 per Unit for net proceeds of approximately $1.7 million. The remaining 2,750,000 were exercised prior to the adjustment date at $0.15 per Unit for net proceeds of approximately $0.4 million.

Expiration of Series B Warrants

On October 24, 2013, the remaining 3,245,178 Series B Warrants expired unexercised. Following the expiration of the Series B Warrants, total outstanding warrants were 45,183,988, which the Company has reserved 45,850,654 shares of common stock for future issuance. Total Series A Warrants outstanding are 36,754,822 following the total exercises of the Series B Warrants.

11. Subsequent Events

Amended License Agreements

On February 7, 2013 the Company and Advanced Cell Technology, Inc. (“ACT”) entered into Amended and Restated License Agreements (the “Amendment”) for the purpose of completely amending and restating the terms of the three Exclusive License Agreements (“ACT IP,” “Infigen IP,” and “UMass IP” or collectively “Exclusive License Agreement”), as amended on August 25, 2005. Under the terms of the Amendment the Company acquired exclusive world-wide rights to all human therapeutic uses and cosmetic uses from ACT and Infigen’s early work on parthenogenic-derived embryonic stem cells, as well as certain rights to patents covering Single Blastomere technology. Pursuant to the Amendment all minimum R&D requirements and all milestone payments due to ACT under the Exclusive License Agreement have been eliminated. The Company will no longer pay any royalties under the ACT IP Agreement and Infigen IP Agreement, and its obligation to pay royalties that ranged from 6%-12% under the UMass IP Agreement has been reduced to 0.25% of the net sales of products using technology covered by the UMass IP Agreement.

Securities Purchase Agreements and Related Transactions

On January 22, 2013, to obtain funding for working capital purposes, the Company entered into a Securities Purchase Agreement (the “January 2013 Purchase Agreement”) with Dr. Andrey Semechkin and Dr. Simon Craw to sell a total of 10,125,000 shares of common stock at a price of $0.20 per share, for a total purchase price of $2,025,000. Dr. Andrey Semechkin is the Company’s Co-Chairman and Chief Executive Officer. Dr. Simon Craw is the Company’s Executive Vice President Business Development. The sale of the shares of common stock was completed on January 22, 2013. In connection with the sale of these shares the Company issued to each purchaser a warrant, exercisable for a period of 5 years, to purchase (at an exercise price of $0.20 per share) a number of shares of common stock equal to 50% of the shares purchased by that purchaser, for a total of 5,062,500 shares subject to the warrants.

Immediately before the sale of the shares and warrants under the January 2013 Purchase Agreement described above, the Company issued an additional 8,000,000 shares of common stock upon conversion of all outstanding shares of Series C Preferred Stock held by one investor.

On March 12, 2013, to obtain funding for working capital purposes, the Company entered into a Securities Purchase Agreement (the “March 2013 Purchase Agreement”) with certain investors, including Dr. Andrey Semechkin, to sell a total of 5,000,000 shares of common stock at a price of $0.20 per share, for a total purchase price of $1,000,000. Dr. Andrey Semechkin is the Company’s Co-Chairman and Chief Executive Officer and purchased $100,000 worth of common stock. Each of the other investors has had a long-standing relationship with the Company and has closely followed the Company. The sale of the shares of common stock was completed on March 12, 2013. In connection with the sale of these shares the Company issued to each investor a warrant, exercisable for a period of five years, to purchase (at an exercise price of $0.20 per share) a number of shares of common stock equal to 50% of the shares purchased by that investor, for a total of 2,500,000 shares subject to the warrants.

Additional Financing from Aspire Capital Fund, LLC

Under our Common Stock Purchase Agreement with Aspire Capital Fund, LLC (“Aspire Capital”), we may sell from time to time up to an aggregate of $25.0 million of shares of common stock through approximately January 2014. From commencement through December 31, 2012, we sold a total of 9,333,333 shares of common stock to Aspire Capital for an aggregate of $5,942,000. In addition, from January 1, 2013 through March 15, 2013, we sold an additional 1,200,000 shares to Aspire Capital for an aggregate of $264,000.